Summary Of Significant Accounting Policies - Additional Information (Details) - Rigetti Holdings, Inc.	9 Months Ended		12 Months Ended
	Oct. 31, 2021 ReportingSegment OperatingSegment	Oct. 31, 2020	Jan. 31, 2021
Accounting Policies [Line Items]
Number of operating segments | OperatingSegment	1
Number of reporting segments | ReportingSegment	1
Revenue Benchmark [Member] | Minimum [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Minimum [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Accounting Policies [Line Items]
Concentration risk percentage		78.00%
Accounts Receivable [Member] | Minimum [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Minimum [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Accounting Policies [Line Items]
Concentration risk percentage	99.00%		87.00%
Accounts Receivable [Member] | Minimum [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Accounting Policies [Line Items]
Concentration risk percentage	99.00%